Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Net loss	$ (177,085)	$ (66,852)
Unrealized (loss) gain from marketable securities	(56)	466
Foreign currency translation (loss) gains	(81)	75
Other comprehensive (loss) income	(137)	541
Comprehensive loss	(177,222)	(66,311)
Comprehensive loss attributable to stockholders of Frontline Ltd.	(175,615)	(65,647)
Comprehensive loss attributable to noncontrolling interest	$ (1,607)	$ (664)